Trade Payable (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
Schedule of trade payables

	At March 31,
	2024	2023	2022
	€M	€M	€M
Trade payables - Current	792.2	1,065.5	1,029.0
Trade payables - Non-current	—	—	49.2
	792.2	1,065.5	1,078.2